Condensed Statements of Changes in Shareholders' Equity - USD ($)	Total	Initial Public Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Initial Public Offering [Member]	Retained Earnings (Accumulated Deficit) [Member]	Sponsors [Member]	Sponsors [Member] Additional Paid-in Capital [Member]	Class A Common Stock [Member]	Class A Common Stock [Member] Initial Public Offering [Member]	Class F Common Stock [Member]	Class F Common Stock [Member] Sponsors [Member]
Beginning Balance at Jul. 26, 2017	$ 0		$ 0		$ 0			$ 0		$ 0
Beginning Balance, shares at Jul. 26, 2017								0		0
Issuance of shares, value		$ 325,296,706		$ 325,293,256		$ 25,000	$ 24,137		$ 3,450		$ 863
Issuance of shares, shares									34,500,000		8,625,000
Sale of private placement warrants to Sponsor in private placement	8,900,001		8,900,001
Common stock subject to possible redemption	(329,005,010)		(329,001,720)					$ (3,290)
Common stock subject to possible redemption, shares								(32,900,501)
Net income (loss)	(216,687)				(216,687)
Ending Balance at Dec. 31, 2017	5,000,010		5,215,674		(216,687)			$ 160		$ 863
Ending Balance, shares at Dec. 31, 2017								1,599,499		8,625,000
Common stock subject to possible redemption	(958,379)		(958,369)					$ (10)
Common stock subject to possible redemption, shares								(95,838)
Net income (loss)	958,379				958,379
Ending Balance at Mar. 31, 2018	5,000,010		4,257,305		741,692			$ 150		$ 863
Ending Balance, shares at Mar. 31, 2018								1,503,661		8,625,000
Beginning Balance at Dec. 31, 2017	5,000,010		5,215,674		(216,687)			$ 160		$ 863
Beginning Balance, shares at Dec. 31, 2017								1,599,499		8,625,000
Net income (loss)	3,716,091							$ 3,700,000
Ending Balance at Sep. 30, 2018	5,000,001		1,499,611		3,499,404			$ 123		$ 863
Ending Balance, shares at Sep. 30, 2018								1,227,889		8,625,000
Beginning Balance at Dec. 31, 2017	5,000,010		5,215,674		(216,687)			$ 160		$ 863
Beginning Balance, shares at Dec. 31, 2017								1,599,499		8,625,000
Common stock subject to possible redemption	(5,266,810)		(5,266,757)					$ (53)
Common stock subject to possible redemption, shares								(526,681)
Reclassification of additional paid-in capital to retained earnings			51,083		(51,083)
Net income (loss)	5,266,802				5,266,802			$ 5,400,000
Ending Balance at Dec. 31, 2018	5,000,002				4,999,032			$ 107		$ 863
Ending Balance, shares at Dec. 31, 2018								1,072,818		8,625,000
Beginning Balance at Mar. 31, 2018	5,000,010		4,257,305		741,692			$ 150		$ 863
Beginning Balance, shares at Mar. 31, 2018								1,503,661		8,625,000
Common stock subject to possible redemption	(1,288,591)		(1,288,578)					$ (13)
Common stock subject to possible redemption, shares								(128,859)
Net income (loss)	1,288,589				1,288,589
Ending Balance at Jun. 30, 2018	5,000,008		2,968,727		2,030,281			$ 137		$ 863
Ending Balance, shares at Jun. 30, 2018								1,374,802		8,625,000
Common stock subject to possible redemption	(1,469,130)		(1,469,116)					$ (14)
Common stock subject to possible redemption, shares								(146,913)
Net income (loss)	1,469,123				1,469,123			$ 1,500,000
Ending Balance at Sep. 30, 2018	5,000,001		$ 1,499,611		3,499,404			$ 123		$ 863
Ending Balance, shares at Sep. 30, 2018								1,227,889		8,625,000
Beginning Balance at Dec. 31, 2018	5,000,002				4,999,032			$ 107		$ 863
Beginning Balance, shares at Dec. 31, 2018								1,072,818		8,625,000
Common stock subject to possible redemption	(1,378,000)				(1,377,987)			$ (13)
Common stock subject to possible redemption, shares								(137,800)
Net income (loss)	1,378,002				1,378,002
Ending Balance at Mar. 31, 2019	5,000,004				4,999,047			$ 94		$ 863
Ending Balance, shares at Mar. 31, 2019								935,018		8,625,000
Beginning Balance at Dec. 31, 2018	5,000,002				4,999,032			$ 107		$ 863
Beginning Balance, shares at Dec. 31, 2018								1,072,818		8,625,000
Net income (loss)	3,568,848							$ 3,800,000
Ending Balance at Sep. 30, 2019	5,000,010				4,999,075			$ 72		$ 863
Ending Balance, shares at Sep. 30, 2019								715,934		8,625,000
Beginning Balance at Mar. 31, 2019	5,000,004				4,999,047			$ 94		$ 863
Beginning Balance, shares at Mar. 31, 2019								935,018		8,625,000
Common stock subject to possible redemption	(1,475,880)				(1,475,865)			$ (15)
Common stock subject to possible redemption, shares								(147,588)
Net income (loss)	1,475,886				1,475,886
Ending Balance at Jun. 30, 2019	5,000,010				4,999,068			$ 79		$ 863
Ending Balance, shares at Jun. 30, 2019								787,430		8,625,000
Common stock subject to possible redemption	(714,960)				(714,953)			$ (7)
Common stock subject to possible redemption, shares								(71,496)
Net income (loss)	714,960				714,960			$ 955,000
Ending Balance at Sep. 30, 2019	$ 5,000,010				$ 4,999,075			$ 72		$ 863
Ending Balance, shares at Sep. 30, 2019								715,934		8,625,000